CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (UNAUDITED) - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance, shares at Dec. 31, 2018		50,864,131
Balance, amount at Dec. 31, 2018	$ (958,136)	$ 50,864	$ 70,335,000	$ (71,344,000)
Cumulative adjustment for the adoption of a new accounting pronouncement (Note 3)	(13,000)	$ 0	0	(13,000)
Stock issued for cash and conversion of notes payable, shares		12,435,759
Stock issued for cash and conversion of notes payable, amount	3,217,000	$ 12,000	3,205,000	0
Stock issued for services, shares		66,666
Stock issued for services, amount	17,000	$ 0	17,000	0
Stock compensation expense, shares		1,808,526
Stock compensation expense, amount	610,000	$ 2,000	608,000	0
Stock issued for acquisition of technology (Note 12), shares		2,301,007
Stock issued for acquisition of technology (Note 12), amount	575,000	$ 2,000	573,000	0
Net loss	(2,983,000)	0	0	(2,983,000)
Prior period rounding adjustment	176	$ 612	(596)	160
Balance, shares at Dec. 31, 2019		67,476,089
Balance, amount at Dec. 31, 2019	465,040	$ 67,476	74,737,404	(74,339,840)
Stock compensation expense, shares		2,124,693
Stock compensation expense, amount	423,300	$ 2,125	421,175	0
Net loss	(3,491,241)	$ 0	0	(3,491,241)
Stock issued for cash, shares		7,128,002
Stock issued for cash, amount	1,040,000	$ 7,128	1,032,872	0
Stock issued for conversion of convertible notes payable, shares		6,761,558
Stock issued for conversion of convertible notes payable, amount	201,600	$ 6,762	194,838	0
Stock issued as origination fee in convertible debt agreement, shares		50,000
Stock issued as origination fee in convertible debt agreement, amount	4,500	$ 50	4,450	0
Stock issued for asset acquisition of TrinIT (Note 8), shares		730,000
Stock issued for asset acquisition of TrinIT (Note 8), amount	183,000	$ 730	182,270	0
Stock issued for conversion of accounts payable, shares		1,000,000
Stock issued for conversion of accounts payable, amount	250,780	$ 1,000	249,781	0
Stock issued for stock option exercises, shares		5,000
Stock issued for stock option exercises, amount	1,000	$ 5	995	0
Stock issued as commitment fee on note, shares		250,000
Stock issued as commitment fee on note, amount	37,500	$ 250	37,250
Stock issued as true-up portion of purchase agreement for Claricare, shares		4,555,994
Stock issued as true-up portion of purchase agreement for Claricare, amount	255,581	$ 4,556	251,025
Balance, shares at Dec. 31, 2020		90,081,336
Balance, amount at Dec. 31, 2020	(628,940)	$ 90,081	77,112,060	(77,831,081)
Balance, shares at Jan. 01, 2020		67,476,089
Balance, amount at Jan. 01, 2020	465,000	$ 67,000	74,738,000	(74,340,000)
Stock issued for cash and conversion of notes payable, shares		2,336,255
Stock issued for cash and conversion of notes payable, amount	590,000	$ 3,000	587,000	0
Stock compensation expense, shares		131,250
Stock compensation expense, amount	95,000	$ 0	95,000	0
Net loss	(780,000)	0	0	(780,000)
Cumulative adjustment for the adoption of a new accounting pronouncement (Note 3)	0	0	0	0
Stock issued for services	0	$ 0	0	0
Stock issued for asset acquisition of TrinIT (Note 8), shares		730,000
Stock issued for asset acquisition of TrinIT (Note 8), amount	183,000	$ 1,000	182,000	0
Balance, shares at Jun. 30, 2020		70,673,594
Balance, amount at Jun. 30, 2020	71,000
Balance, shares at Jan. 01, 2021		90,081,336
Balance, amount at Jan. 01, 2021	(628,940)	$ 90,081	77,112,060	(77,831,081)
Stock compensation expense, shares		3,968,795
Stock compensation expense, amount	118,796	$ 3,969	114,827	0
Net loss	(812,914)	$ 0	0	(812,914)
Stock issued for cash, shares		22,504,600
Stock issued for cash, amount	1,417,313	$ 22,505	1,394,808	0
Stock issued for conversion of fees for services payable, shares		7,948,502
Stock issued for conversion of fees for services payable, amount	481,923	$ 7,948	473,975	0
Balance, shares at Jun. 30, 2021		124,503,233
Balance, amount at Jun. 30, 2021	$ 576,178	$ 124,503	$ 79,095,670	$ (78,643,995)